UNITED STATES	SEC FILE NUMBER:
SECURITIES AND EXCHANGE COMMISSION	000-33187
Washington, D.C. 20549	CUSIP NUMBER:
45776H 20 8

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One)

(Check One):	.Form 10-K	.Form 20-F	.Form 11-K	X .Form 10-Q	.Form N-SAR	.Form N-CSR

For Period Ended: June 30, 2014

      .Transition Report on Form 10-K

      .Transition Report on Form 20-F

      .Transition Report on Form 11-K

      .Transition Report on Form 10-Q

      .Transition Report on Form N-SAR

For the Transition Period Ended: N/A

Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A

PART I – REGISTRANT INFORMATION

Decision Diagnostics Corp.
Full name of registrant:

Instacare Corp.
Former name if applicable:

2660 Townsgate Road, Suite 300
Address of principal executive office (Street and number):

Westlake Village, CA 91361
City, state and zip code

PART II – RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

X .	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III – NARRATIVE

The Registrant is unable to file its annual report on Form 10-Q within the prescribed time period because the Registrant has encountered difficulties due to issues affecting its external accounting firm, in the compilation of its financial statements for review by its independent public accountant. The Registrant is unable to determine when it expects to file its periodic report on Form 10-Q for the period ended June 30, 2014.

PART IV – OTHER INFORMATION

(1)

Name and telephone number of person to contact in regard to this notification

Keith Berman	(805)	446-1973
(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

Yes      . No  X .

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes      . No  X .

Decision Diagnostics Corp.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 15, 2014	By:	/s/ Keith Berman
Keith Berman, Principal Executive Officer

ATTENTION

INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (See 18 U.S.C.1001).

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